August 17, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: Keith A. O’Connell, Esq.

Re: Cohen & Steers Select Preferred and Income Fund, Inc.

Ladies and Gentlemen:

Filed herewith under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, is a registration statement on Form N-2 for Cohen & Steers Select Preferred and Income Fund, Inc., a new closed-end registered investment company.

If you require additional information or have any questions, please do not hesitate to contact me. I look forward to hearing from you soon.

Sincerely,

/s/ Tina M. Payne
Tina M. Payne
SVP and Associate General Counsel
Phone: 212-796-9361
Fax: 212-822-1600
Email: tpayne@cohenandsteers.com